Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Customer One [Member]
Revenues, Total	$ 10.6	$ 28.6	$ 10.5
Customer Two [Member]
Revenues, Total	$ 8.7	$ 10.1
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Customers	2	2	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	14.90%	32.50%	16.40%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage	12.20%	11.50%
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member]
Concentration Risk, Number of Customers	2	2
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Customer One [Member]
Concentration Risk, Percentage	9.60%	14.50%	8.90%
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Customer Two [Member]
Concentration Risk, Percentage	5.70%	11.70%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage	82.00%	85.00%	80.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	18.00%	15.00%	20.00%